CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss		$ (235,380)	$ (1,470)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	$ (830,040)		(1,091,041)
Changes in operating assets and liabilities:
Prepaid expenses			(289,553)
Accounts payable and accrued expenses			85,963
Income taxes payable			187,223
Accrued expenses		239,254
Net cash used in operating activities		(13,000)	(1,108,878)
Cash Flows from Investing Activities:
Investment of proceeds into Trust Account	(66,351)	(209,070,000)	(66,351)
Net cash provided by investing activities		(209,070,000)	66,351
Cash Flows from Financing Activities:
Proceeds from issuance of representative shares		15
Proceeds from sale of Units, net of underwriting discounts paid		202,860,000
Proceeds from sale of Private Placement Units		7,960,000
Proceeds from promissory note - related party		250
Repayment of promissory note - related party		(135,463)
Payment of offering costs		(240,665)	(11,300)
Net cash used in financing activities		210,444,137	(11,300)
Net Change in Cash		1,361,137	(1,053,827)
Cash - Beginning of period		0	1,361,137
Cash - End of period	$ 307,310	1,361,137	$ 307,310
Non-Cash financing activities:
Offering costs included in accrued offering costs		11,300
Issuance of Representative Shares		900
Offering costs paid through promissory note		$ 134,655